                                  VIA EDGAR
                                  ---------

CHRISTOPHER A. MARTIN
Senior Counsel
PHONE: (314) 444-0499
Fax:   (314) 444-0510
                                 May 9, 2001




    Securities and Exchange Commission
    450 Fifth Street, N.W.
    Washington, D.C. 20549

                                  RE:   GENERAL AMERICAN CAPITAL COMPANY
                                        FILE NOS. 33-10145 & 811-4900

    Ladies and Gentlemen:

    Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Capital Company (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 18 was filed electronically via EDGAR.

    If you have any questions regarding this filing, please call me at
    (314) 444-0499.

                                        Sincerely,

                                        /s/ Christopher A. Martin

                                        Christopher A. Martin



    cc:   Stephen E. Roth, Sutherland, Asbill & Brennan, L.L.P.